Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.1%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.722%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$1,000	$ 1,006,967
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.629%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	987,069
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 6.922%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,506,560
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,508,724
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.822%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	501,442
Series 2019-22A, Class DRR, 6.572%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,502,190
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 9.768%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,014,804
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.668%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,016,067
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 6.67%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	1,004,978
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	500	508,006
Voya CLO Ltd., Series 2015-3A, Class DR, 10.129%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,888,386
Total Asset-Backed Securities (identified cost $12,447,989)		$ 12,445,193

Collateralized Mortgage Obligations — 25.4%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$398	$ 391,587
Champs Trust:
Series 2024-1, Class A, 6.908%, 7/25/59(1)(4)	845	871,614
Series 2024-2, Class A, 8.753%, 11/25/59(1)(4)	869	899,071
Series 2025-1, Class A, 8.164%, 4/25/60(1)(4)	1,618	1,683,801
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	53	53,396
Series 2167, Class BZ, 7.00%, 6/15/29	14	13,893
Series 2182, Class ZB, 8.00%, 9/15/29	52	53,447
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,038,078
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,082,573
Series 5508, Class SC, 9.908%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	604	662,892
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5513, Class MQ, 7.647%, (30-day SOFR Average + 3.95%), 6/25/54(2)	$783	$ 794,687
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	1,740	1,794,851
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	905	934,217
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	921	952,976
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	482	493,792
Series 5604, Class SQ, 10.19%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	492	532,284
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	822	155,596
Series 2770, Class SH, 3.278%, (6.986% - 30-day SOFR Average), 3/15/34(5)	295	27,497
Series 2981, Class CS, 2.898%, (6.606% - 30-day SOFR Average), 5/15/35(5)	147	8,638
Series 3114, Class TS, 2.828%, (6.536% - 30-day SOFR Average), 9/15/30(5)	134	4,227
Series 3339, Class JI, 2.768%, (6.476% - 30-day SOFR Average), 7/15/37(5)	528	41,259
Series 4109, Class ES, 2.328%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	3,326
Series 4163, Class GS, 2.378%, (6.086% - 30-day SOFR Average), 11/15/32(5)	794	48,672
Series 4169, Class AS, 2.428%, (6.136% - 30-day SOFR Average), 2/15/33(5)	364	22,323
Series 4203, Class QS, 2.428%, (6.136% - 30-day SOFR Average), 5/15/43(5)	479	34,825
Series 4370, Class IO, 3.50%, 9/15/41	8	33
Series 4497, Class CS, 2.378%, (6.086% - 30-day SOFR Average), 9/15/44(5)	97	2,949
Series 4507, Class EI, 4.00%, 8/15/44	532	54,852
Series 4629, Class QI, 3.50%, 11/15/46	415	74,081
Series 4644, Class TI, 3.50%, 1/15/45	303	37,180
Series 4744, Class IO, 4.00%, 11/15/47	396	80,356
Series 4749, Class IL, 4.00%, 12/15/47	309	62,784
Series 4768, Class IO, 4.00%, 3/15/48	367	74,712
Series 4772, Class PI, 4.00%, 1/15/48	266	52,927
Series 4966, Class SY, 2.238%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,438	181,667
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	304	248,731
Series 4478, Class PO, 0.00%, 5/15/45	147	109,431
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	9	9,134
Series 2007-74, Class AC, 5.00%, 8/25/37	299	302,925
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	94	93,205

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2012-134, Class ZT, 2.00%, 12/25/42	$446	$ 321,958
Series 2013-6, Class TA, 1.50%, 1/25/43	167	151,500
Series 2015-74, Class SL, 0.111%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(5)	867	542,966
Series 2017-15, Class LE, 3.00%, 6/25/46	25	25,005
Series 2025-16, Class NA, 6.847%, (30-day SOFR Average + 3.15%), 1/25/55(2)	789	785,364
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	968	991,203
Interest Only:(6)
Series 2004-46, Class SI, 2.188%, (5.886% - 30-day SOFR Average), 5/25/34(5)	126	4,775
Series 2005-17, Class SA, 2.888%, (6.586% - 30-day SOFR Average), 3/25/35(5)	283	23,440
Series 2006-42, Class PI, 2.778%, (6.476% - 30-day SOFR Average), 6/25/36(5)	373	27,432
Series 2006-44, Class IS, 2.788%, (6.486% - 30-day SOFR Average), 6/25/36(5)	357	28,897
Series 2007-50, Class LS, 2.638%, (6.336% - 30-day SOFR Average), 6/25/37(5)	327	30,729
Series 2008-26, Class SA, 2.388%, (6.086% - 30-day SOFR Average), 4/25/38(5)	400	34,135
Series 2008-61, Class S, 2.288%, (5.986% - 30-day SOFR Average), 7/25/38(5)	535	29,693
Series 2010-109, Class PS, 2.788%, (6.486% - 30-day SOFR Average), 10/25/40(5)	579	43,847
Series 2010-147, Class KS, 2.138%, (5.836% - 30-day SOFR Average), 1/25/41(5)	511	19,477
Series 2012-118, Class IN, 3.50%, 11/25/42	925	172,534
Series 2012-150, Class PS, 2.338%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,536	161,693
Series 2012-150, Class SK, 2.338%, (6.036% - 30-day SOFR Average), 1/25/43(5)	611	67,380
Series 2013-23, Class CS, 2.438%, (6.136% - 30-day SOFR Average), 3/25/33(5)	364	22,522
Series 2014-32, Class EI, 4.00%, 6/25/44	157	28,680
Series 2014-55, Class IN, 3.50%, 7/25/44	325	59,123
Series 2014-80, Class BI, 3.00%, 12/25/44	723	114,151
Series 2014-89, Class IO, 3.50%, 1/25/45	257	48,064
Series 2015-14, Class KI, 3.00%, 3/25/45	641	100,370
Series 2015-52, Class MI, 3.50%, 7/25/45	311	58,295
Series 2015-57, Class IO, 3.00%, 8/25/45	1,169	188,277
Series 2015-93, Class BS, 2.338%, (6.036% - 30-day SOFR Average), 8/25/45(5)	321	24,275
Series 2018-21, Class IO, 3.00%, 4/25/48	622	102,116
Series 2020-23, Class SP, 2.238%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,164	148,621
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,584	229,860
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	255	215,212
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 7.562%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	$835	$ 848,995
Government National Mortgage Association:
Series 2022-189, Class US, 9.156%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	199	218,543
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,179	1,227,242
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,044,694
Series 2023-97, Class CB, 6.00%, 7/20/53	1,000	1,039,963
Series 2023-115, Class AL, 6.00%, 8/20/53	500	521,505
Series 2023-149, Class S, 10.341%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	477	531,065
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,042,982
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,035,345
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,105,093
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,042,989
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,041,395
Series 2025-139, Class MT, 7.003%, (30-day SOFR Average + 3.30%), 4/20/55(2)	707	722,634
Series 2025-205, Class SP, 9.609%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	997	1,091,835
Series 2026-5, Class QS, 9.86%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	1,000	1,106,629
Series 2026-28, Class PS, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(8)	1,000	1,123,279
Interest Only:(6)
Series 2017-121, Class DS, 0.71%, (4.386% - 1 mo. SOFR), 8/20/47(5)	634	26,066
Series 2020-146, Class IQ, 2.00%, 10/20/50	4,675	571,262
Series 2021-131, Class QI, 3.00%, 7/20/51	2,483	310,552
Series 2021-193, Class IU, 3.00%, 11/20/49	4,920	688,387
Series 2021-209, Class IW, 3.00%, 11/20/51	3,719	492,730
JPM Lending Facility, 10.671%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,244,925
Total Collateralized Mortgage Obligations (identified cost $47,314,784)		$ 38,864,193

Commercial Mortgage-Backed Securities — 6.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$795	$ 720,410
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,605	1,423,869
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.545%, 2/15/50(1)(4)	700	515,801
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.468%, 8/10/50(1)(4)	2,180	2,111,352

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.33%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	$500	$ 508,678
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.513%, 9/15/47(1)(4)	480	325,200
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(9)	1,000	874,220
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(9)	250	217,917
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(9)	1,227	772,011
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.906%, 4/10/46(1)(4)	848	789,038
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	922	834,419
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	953,797
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	371,208
Total Commercial Mortgage-Backed Securities (identified cost $10,307,875)		$ 10,417,920

Common Stocks — 0.8%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(10)(11)	2,596	$ 26,609
		$ 26,609
Electronic Equipment, Instruments & Components — 0.1%
Luxco Co. Ltd.(10)(11)	914	$ 17,470
Range Red Acquisitions LLC, Class A1(10)(11)(12)	74	103,042
		$ 120,512
Electronics/Electrical — 0.0%†
Skillsoft Corp.(10)(11)	585	$ 5,294
		$ 5,294
Health Care — 0.1%
Akorn Holding Co. LLC(10)(11)(12)	6,053	$ 0
Cano Health, Inc.(10)(11)	3,285	8,705
Envision Parent, Inc.(10)(11)	10,840	167,343
		$ 176,048
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 166,823
Security	Shares	Value
Household Durables (continued)
Serta SSB Equipment Co.(10)(11)(12)	17,110	$ 0
		$ 166,823
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(10)(11)(12)	1,465	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	644	$ 69,203
		$ 69,203
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.4%
Keenova Therapeutics PLC(10)	63	$ 6,067
Mallinckrodt International Finance SA(10)(11)	5,076	522,828
Par Health, Inc.(10)	5,139	45,611
		$ 574,506
Retail — 0.0%
Jubilee Enterprise PCL, Class A2(10)(11)(12)	79	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,183,130)		$ 1,138,995

Corporate Bonds — 16.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.5%
Bombardier, Inc., 7.25%, 7/1/31(1)	$150	$ 159,437
TransDigm, Inc.:
4.625%, 1/15/29	150	149,172
4.875%, 5/1/29	250	249,677
6.625%, 3/1/32(1)	200	207,045
		$ 765,331

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(13)	$211	$ 232,081
		$ 232,081
Automotive — 0.3%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	$197	$ 191,553
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	75	37,055
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	200	196,728
		$ 425,336
Building and Development — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	$50	$ 47,358
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	200	208,190
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	159	164,776
LBM Acquisition LLC, 9.50%, 6/15/31(1)	100	105,437
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	192,723
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	200	199,488
		$ 917,972
Building Materials — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 476,974
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	370	384,586
Standard Industries, Inc., 3.375%, 1/15/31(1)	200	184,701
		$ 1,046,261
Business Equipment and Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 249,614
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	100	105,301
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	200	198,454
		$ 553,369
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$408	$ 390,022
5.125%, 5/1/27(1)	200	200,176
		$ 590,198
Chemicals — 0.3%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 208,632
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	300	299,007
		$ 507,639
Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$132	$ 139,726
Valvoline, Inc., 3.625%, 6/15/31(1)	200	183,831
		$ 323,557
Commercial Services — 0.7%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 295,165
Korn Ferry, 4.625%, 12/15/27(1)	286	285,325
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	241	240,691
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	208	218,816
		$ 1,039,997
Computers — 0.3%
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	$150	$ 152,983
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	100	102,456
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	200	226,222
		$ 481,661
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	$125	$ 126,062
8.75%, 4/15/30(1)	125	125,194
		$ 251,256
Distribution & Wholesale — 0.5%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$322	$ 322,416
RB Global Holdings, Inc., 6.75%, 3/15/28(1)	200	203,966
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	200	210,998
		$ 737,380
Diversified Financial Services — 0.4%
Hightower Holding LLC, 9.125%, 1/31/30(1)	$100	$ 106,053
MDGH GMTN (RSC) Ltd., 4.375%, 11/22/33(14)	200	195,563
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100	103,871
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	93,938
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	100	103,944
		$ 603,369
Diversified Telecommunication Services — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	$200	$ 184,914
		$ 184,914

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 236,606
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	200	208,248
		$ 444,854
Electric — 0.2%
Constellation Energy Generation LLC, 4.625%, 2/1/29(1)	$350	$ 350,023
		$ 350,023
Electric Utilities — 0.7%
Alpha Generation LLC, 6.75%, 10/15/32(1)	$200	$ 207,475
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	200	199,659
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	393	405,683
6.625%, 3/15/32(1)	93	97,291
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	200	198,323
		$ 1,108,431
Electronics/Electrical — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	$391	$ 384,929
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	184,993
		$ 569,922
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$191	$ 202,112
		$ 202,112
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 142,727
VM Consolidated, Inc., 5.50%, 4/15/29(1)	360	354,344
		$ 497,071
Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 208,338
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)	134	137,084
7.00%, 2/15/30(1)	200	206,618
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	100,589
		$ 652,629
Food Service — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$212	$ 202,399
Security	Principal Amount (000's omitted)	Value
Food Service (continued)
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	$250	$ 248,997
7.625%, 7/1/29(1)	212	220,755
		$ 672,151
Health Care — 1.4%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$118	$ 120,194
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	43	44,848
IQVIA, Inc., 5.00%, 5/15/27(1)	300	300,252
LifePoint Health, Inc., 5.375%, 1/15/29(1)	210	204,094
Medline Borrower LP, 5.25%, 10/1/29(1)	700	701,658
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	391	360,939
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	391,761
		$ 2,123,746
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$302	$ 293,160
		$ 293,160
Home Furnishings — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)	$216	$ 201,737
		$ 201,737
Homebuilders/Real Estate — 0.1%
New Home Co., Inc., 8.50%, 11/1/30(1)	$110	$ 114,719
		$ 114,719
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)	$83	$ 82,949
		$ 82,949
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$200	$ 199,527
6.75%, 10/15/27(1)	100	100,343
7.00%, 1/15/31(1)	87	90,254
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	192	197,865
		$ 587,989
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$85	$ 83,665

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Internet Software & Services (continued)
Cars.com, Inc., 6.375%, 11/1/28(1)	$187	$ 187,214
Snap, Inc., 6.875%, 3/1/33(1)	151	155,059
		$ 425,938
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$150	$ 147,717
		$ 147,717
Leisure Goods/Activities/Movies — 0.1%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	$100	$ 99,958
NCL Corp. Ltd., 7.75%, 2/15/29(1)	100	106,916
		$ 206,874
Lodging and Casinos — 0.3%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$400	$ 413,646
		$ 413,646
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 102,878
		$ 102,878
Media — 0.1%
CSC Holdings LLC, 11.25%, 5/15/28(1)	$200	$ 160,462
		$ 160,462
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$200	$ 212,059
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	30	30,030
Constellium SE, 3.75%, 4/15/29(1)	250	242,130
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	149,946
		$ 634,165
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)	$150	$ 150,871
		$ 150,871
Oil and Gas — 1.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 300,038
Permian Resources Operating LLC:
6.25%, 2/1/33(1)	100	103,075
8.00%, 4/15/27(1)	100	100,966
Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(15)	$381	$ 111,384
6.00%, 10/28/22(14)(15)	413	112,716
6.00%, 5/16/24(14)(15)	269	82,264
6.00%, 11/15/26(14)(15)	111	33,546
8.50%, 10/20/27	240	273,600
9.00%, 11/17/21(14)(15)	231	83,189
9.75%, 5/17/35(14)(15)	312	116,257
12.75%, 2/17/22(14)(15)	294	113,584
Petroleos Mexicanos:
6.75%, 9/21/47	300	247,581
6.84%, 1/23/30	455	466,993
Petronas Capital Ltd.:
2.48%, 1/28/32(14)	250	224,739
4.55%, 4/21/50(14)	200	175,408
		$ 2,545,340
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	$244	$ 186,855
		$ 186,855
Pipelines — 0.1%
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	$27	$ 28,034
8.375%, 2/15/32(1)	42	43,986
Venture Global LNG, Inc.:
9.00% to 9/30/29(1)(16)(17)	27	23,769
9.875%, 2/1/32(1)	59	62,417
		$ 158,206
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	$134	$ 134,677
8.00%, 8/1/29(1)	200	202,402
		$ 337,079
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 3/15/33(1)	$60	$ 63,792
7.75%, 4/15/28(1)	63	63,056
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150	150,048
		$ 276,896

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 95,040
		$ 95,040
Retail — 0.3%
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	$400	$ 391,375
Park River Holdings, Inc., 8.00%, 3/15/31(1)	100	103,119
		$ 494,494
Software — 0.2%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 96,494
9.00%, 9/30/29(1)	195	197,135
		$ 293,629
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 246,034
		$ 246,034
Telecommunications — 0.3%
Ciena Corp., 4.00%, 1/31/30(1)	$50	$ 48,255
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	200	202,107
Zegona Finance PLC, 8.625%, 7/15/29(1)	200	211,455
		$ 461,817
Utilities — 0.4%
Calpine Corp., 4.50%, 2/15/28(1)	$250	$ 249,912
NRG Energy, Inc., 5.75%, 1/15/34(1)	29	29,206
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	70,207
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	320	336,400
		$ 685,725
Total Corporate Bonds (identified cost $23,691,336)		$ 24,585,480

Preferred Stocks — 0.0%†
Security	Shares	Value
Beverages — 0.0%†
Citybrewing Topco LLC(10)(11)(12)	5,554	$ 29,712
		$ 29,712
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(10)	870	$ 19,140
Series G1(10)	601	14,574
		$ 33,714
Total Preferred Stocks (identified cost $79,070)		$ 63,426

Senior Floating-Rate Loans — 22.9%(18)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Air Comm Corp. LLC:
Term Loan, 6.44% - 6.572%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	189	$ 189,908
Term Loan, 12/11/31(19)	9	9,258
		$ 199,166
Airlines — 0.1%
American Airlines, Inc., Term Loan, 4/20/28(20)	110	$ 110,229
		$ 110,229
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	274	$ 273,341
		$ 273,341
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	78	$ 78,016
Autokiniton U.S. Holdings, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	167	167,003
Clarios Global LP, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	321	321,198
DexKo Global, Inc., Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28	120	119,876
Garrett LX I SARL, Term Loan, 5.667%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	89	89,440
RealTruck Group, Inc.:
Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 1/31/28	191	148,996
Term Loan, 8.786%, (1 mo. USD Term SOFR + 5.00%), 1/31/28	98	77,065
		$ 1,001,594

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	753	$ 755,597
MajorDrive Holdings IV LLC, Term Loan, 9.322%, (3 mo. USD Term SOFR + 5.50%), 6/1/29	79	75,888
		$ 831,485
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 7.434%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	142	$ 140,276
City Brewing Co. LLC, Term Loan, 10.822%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	11	4,388
		$ 144,664
Broadline Retail — 0.2%
Peer Holding III BV:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	147	$ 147,541
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	173	173,445
		$ 320,986
Building Products — 0.2%
LBM Acquisition LLC, Term Loan, 8.671%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	100	$ 99,861
MI Windows & Doors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	172	172,610
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	121	92,941
		$ 365,412
Capital Markets — 0.3%
Aretec Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	162	$ 161,029
Franklin Square Holdings LP, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	123	117,584
Osaic Holdings, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32	251	249,947
		$ 528,560
Chemicals — 0.7%
Aruba Investments Holdings LLC, Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	95	$ 88,926
INEOS U.S. Finance LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 2/7/31	44	31,158
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
INEOS U.S. Finance LLC: (continued)
Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	105	$ 76,026
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	263	224,087
Nouryon Finance BV, Term Loan, 7.036%, (6 mo. USD Term SOFR + 3.25%), 4/3/28	157	156,884
Olympus Water U.S. Holding Corp., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	318	314,178
Tronox Finance LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	206	167,949
		$ 1,059,208
Commercial Services & Supplies — 0.9%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	216	$ 215,527
EnergySolutions LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	121	121,233
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	167	166,840
Gategroup Fin Luxembourg SA, Term Loan, 7.201%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	75	74,936
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	175	174,854
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	267	268,004
Monitronics International, Inc., Term Loan, 11.434%, (1 mo. USD Term SOFR + 7.50%, 3 mo. USD Term SOFR + 7.50%), 6/30/28	90	90,573
Prime Security Services Borrower LLC, Term Loan, 5.688%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	111	110,803
Reworld Holding Corp.:
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	129	129,086
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	21	20,976
		$ 1,372,832
Construction Materials — 0.1%
Quikrete Holdings, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	199	$ 198,711
		$ 198,711

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		175	$ 175,838
			$ 175,838
Containers & Packaging — 0.3%
Berlin Packaging LLC, Term Loan, 6.911% - 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		169	$ 168,953
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.847%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		61	60,797
Pregis TopCo Corp., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		94	94,465
Proampac PG Borrower LLC, Term Loan, 7.672% - 7.878%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		172	171,901
			$ 496,116
Distributors — 0.2%
Parts Europe SA, Term Loan, 5.033%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	200	$ 239,292
			$ 239,292
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		140	$ 140,109
			$ 140,109
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 10.547%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		154	$ 156,217
Virgin Media Bristol LLC, Term Loan, 7.045%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		175	175,033
			$ 331,250
Electric Utilities — 0.2%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		221	$ 220,322
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(19)		28	28,069
			$ 248,391
Electrical Equipment — 0.8%
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		298	$ 298,195
Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
Nvent Electric PLC, Term Loan, 6.70%, (1 mo. USD Term SOFR + 3.00%), 1/30/32	149	$ 149,375
WEC U.S. Holdings Ltd., Term Loan, 5.70%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	748	747,733
		$ 1,195,303
Electronic Equipment, Instruments & Components — 0.6%
Chamberlain Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	413	$ 413,043
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	144	142,931
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	27	21,478
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	113	90,097
Resilience Parent LLC, Term Loan, 1/21/33(20)	175	175,000
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	77	71,250
		$ 913,799
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% cash, 11.00% PIK, 12/31/25(12)	15	$ 282
Term Loan, 14.789%, (1 mo. USD Term SOFR + 11.00%), 3.789% cash, 11.00% PIK, 12/31/25(12)	126	2,445
PG Investment Co. 59 SARL, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 3/26/31	149	148,702
		$ 151,429
Engineering & Construction — 0.3%
American Residential Services LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	96	$ 95,878
Azuria Water Solutions, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	72	71,949
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	222	223,477
		$ 391,304
Entertainment — 0.1%
Pretzel Parent, Inc., Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	124	$ 121,581

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue Entertainment International Ltd., Term Loan, 10.103%, (6 mo. EURIBOR + 8.00%), 2.103% cash, 8.00% PIK, 12/31/27	EUR	3	$ 2,169
			$ 123,750
Financial Services — 0.5%
CPI Holdco B LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		148	$ 147,621
NCR Atleos LLC, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		85	84,480
Planet U.S. Buyer LLC, Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		172	172,763
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		124	122,202
Walker & Dunlop, Inc., Term Loan, 5.671%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		99	99,746
WEX, Inc., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		99	98,940
			$ 725,752
Food Products — 0.5%
Froneri Lux Finco SARL, Term Loan, 5.885%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		285	$ 284,976
Golden State Food LLC, Term Loan, 12/4/31(20)		125	125,485
Newly Weds Foods, Inc., Term Loan, 5.921%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		149	149,624
PFI Lower Midco LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		75	75,469
POP Bidco SAS, Term Loan, 6.399%, (6 mo. EURIBOR + 4.25%), 11/26/31	EUR	150	179,453
			$ 815,007
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		110	$ 110,685
Journey Personal Care Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		117	116,135
			$ 226,820
Health Care Providers & Services — 1.6%
AEA International Holdings (Lux) SARL, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		144	$ 144,071
Cano Health LLC, Term Loan, 13.672%, (3 mo. USD Term SOFR + 10.00%), 6/28/29		17	11,986
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32		96	95,576
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Electron BidCo, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/1/28	121	$ 121,179
Ensemble RCM LLC, Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	226	224,869
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32	100	100,461
Hanger, Inc.:
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	154	154,437
Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(19)	20	19,990
IVC Acquisition Ltd., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	147	147,246
National Mentor Holdings, Inc.:
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	225	225,654
Term Loan, 12/12/30(19)	96	96,709
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	172	172,523
Phoenix Guarantor, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/21/31	226	225,938
Raven Acquisition Holdings LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	185	183,669
Term Loan, 11/19/31(19)	13	13,218
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	193	138,728
Select Medical Corp., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	124	123,802
Surgery Center Holdings, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	192	192,236
		$ 2,392,292
Health Care Technology — 0.4%
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	192	$ 192,046
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	96	95,433
Project Ruby Ultimate Parent Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	168	166,693
Symplr Software, Inc., Term Loan, 8.267%, (3 mo. USD Term SOFR + 4.50%), 12/22/27	107	88,485
		$ 542,657

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 1.7%
1011778 BC Unlimited Liability Co., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 9/20/30	794	$ 793,372
Caesars Entertainment, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	319	317,796
Fertitta Entertainment LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	221	220,362
Flutter Financing BV, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	441	441,110
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	103	101,866
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	240	239,819
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	135	126,592
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	120	119,506
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32	125	124,688
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	100	99,756
		$ 2,584,867
Household Durables — 0.4%
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	124	$ 122,043
Serta Simmons Bedding LLC:
Term Loan, 11.284%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	27	27,058
Term Loan, 11.286%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	249	235,360
Somnigroup International, Inc., Term Loan, 5.90%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	174	175,161
		$ 559,622
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	222	$ 154,837
		$ 154,837
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	124	$ 125,982
Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	8	7,950
		$ 133,932
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 1.4%
Acrisure LLC, Term Loan, 6/21/32(20)	125	$ 125,130
Alera Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	224	224,139
Alliant Holdings Intermediate LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	120	119,539
AmWINS Group, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	594	593,629
Broadstreet Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	148	147,223
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	458	458,297
Ryan Specialty Group LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	149	148,717
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	368	367,869
		$ 2,184,543
Interactive Media & Services — 0.2%
X Corp., Term Loan, 10.417%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	263	$ 262,749
		$ 262,749
IT Services — 0.9%
Asurion LLC:
Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	215	$ 215,684
Term Loan, 7.922%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	138	138,589
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	175	168,156
Go Daddy Operating Co. LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	475	473,378
Iron Mountain, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	115	114,663
Newfold Digital Holdings Group, Inc., Term Loan, 7.275%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	131	107,036
Rackspace Finance LLC, Term Loan, 10.045%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	72	71,777
Sedgwick Claims Management Services, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	164	163,436
		$ 1,452,719
Life Sciences Tools & Services — 0.1%
Sotera Health Holdings LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	94	$ 94,486
		$ 94,486

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery — 0.7%
Apex Tool Group LLC, Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	4	$ 1,811
Conair Holdings LLC, Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	141	72,294
CPM Holdings, Inc., Term Loan, 8.20%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	46	45,032
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	115	114,563
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	123	123,439
Filtration Group Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	92	92,695
Gates Global LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	122	121,852
Icebox Holdco III, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	120	120,925
SPX Flow, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	140	139,748
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	312	313,433
		$ 1,145,792
Media — 0.1%
Gray Television, Inc., Term Loan, 6.814%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	78	$ 77,503
Hubbard Radio LLC, Term Loan, 8.172%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	63	13,955
		$ 91,458
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(21)	64	$ 64,067
Zekelman Industries, Inc., Term Loan, 5.927%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	117	117,810
		$ 181,877
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP:
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	91	$ 91,588
Term Loan, 2/11/33	225	223,875
Hilcorp Energy I LP, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 2/11/30	99	99,498
Matador Bidco SARL, Term Loan, 8.022%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	131	131,017
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		143	$ 143,390
UGI Energy Services LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/22/30		213	213,557
			$ 902,925
Pharmaceuticals — 0.1%
Jazz Financing Lux SARL, Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		154	$ 154,693
			$ 154,693
Professional Services — 1.1%
Amspec Parent LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		149	$ 149,653
Camelot U.S. Acquisition LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		321	296,867
Citrin Cooperman Advisors LLC, Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		175	173,908
CoreLogic, Inc., Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		234	233,720
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		129	99,420
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		204	42,295
First Advantage Holdings LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		194	187,140
Galaxy Bidco Ltd., Term Loan, 5.867%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	75	89,647
Grant Thornton Advisors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		230	227,156
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.255%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	111	132,484
Trans Union LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		105	105,181
			$ 1,737,471
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		342	$ 344,357
Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		142	142,862
			$ 487,219

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 0.2%
Kenan Advantage Group, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	334	$ 330,820
		$ 330,820
Software — 3.2%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	396	$ 393,430
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(19)	9	9,241
Term Loan, 0.00%, 2/25/28(15)	84	17,929
Term Loan, 0.00%, 10/25/28(15)	119	500
Term Loan, 0.00%, 10/25/29(15)	194	978
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26	4	3,982
Boxer Parent Co., Inc., Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	337	325,563
Cloud Software Group, Inc., Term Loan, 8/13/32(20)	250	243,229
Cloudera, Inc., Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	257	222,084
Constant Contact, Inc., Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	265	249,676
Cornerstone OnDemand, Inc., Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	193	162,662
Dayforce, Inc., Term Loan, 8/20/32(20)	125	121,797
Dragon Buyer, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	173	170,977
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	160	155,168
ECI Macola Max Holding LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	215	212,729
Epicor Software Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	243	242,108
Marcel LUX IV SARL, Term Loan, 6.66%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	273	270,868
McAfee LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	388	344,922
Open Text Corp., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	112	111,754
Polaris Newco LLC, Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	180	166,314
Proofpoint, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	360	358,235
RealPage, Inc., Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	383	379,308
Sabre GLBL, Inc.:
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	84	67,043
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.: (continued)
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		16	$ 12,746
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		249	231,919
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		393	383,957
			$ 4,859,119
Specialty Retail — 0.8%
Apro LLC, Term Loan, 7.424%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		74	$ 74,424
Great Outdoors Group LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		380	380,779
Harbor Freight Tools USA, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		296	292,430
Les Schwab Tire Centers, Term Loan, 6.171% - 6.322%, (1 mo. USD Term SOFR + 2.50%), 4/23/31		232	232,119
Speedster Bidco GmbH:
Term Loan, 5.373%, (3 mo. EURIBOR + 3.25%), 12/11/31	EUR	125	148,724
Term Loan, 6.689%, (3 mo. USD Term SOFR + 3.25%), 12/11/31		99	99,127
			$ 1,227,603
Trading Companies & Distributors — 0.5%
CD&R Hydra Buyer, Inc., Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		148	$ 147,536
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		61	61,730
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		267	209,508
White Cap Buyer LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		185	185,139
Windsor Holdings III LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		171	171,797
			$ 775,710
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		181	$ 181,637
			$ 181,637
Total Senior Floating-Rate Loans (identified cost $35,673,265)			$ 35,019,376

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 19.1%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	100	$ 118,246
4.75%, 2/14/35(14)	EUR	100	120,767
			$ 239,013
Angola — 0.8%
Angola Government International Bonds:
8.75%, 4/14/32(14)		220	$ 215,784
9.125%, 11/26/49(14)		200	173,553
9.244%, 1/15/31(14)		217	218,633
9.875%, 10/15/35(14)		580	584,385
			$ 1,192,355
Argentina — 0.8%
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		360	$ 305,460
3.50% to 7/9/29, 7/9/41(3)		150	108,825
4.125% to 7/9/27, 7/9/35(3)		400	310,400
5.00%, 1/9/38		400	322,800
Provincia de Cordoba:
8.60%, 2/3/35(1)(22)		12	11,777
9.75%, 7/2/32(1)(14)		220	230,175
			$ 1,289,437
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		150	$ 139,829
			$ 139,829
Benin — 0.3%
Benin Government International Bonds, 7.96%, 2/13/38(14)		400	$ 418,200
			$ 418,200
Brazil — 0.6%
Brazil Government International Bonds:
3.875%, 6/12/30		200	$ 191,590
5.00%, 1/27/45		400	320,844
6.625%, 3/15/35		400	411,700
			$ 924,134
Security	Principal Amount* (000's omitted)	Value
Bulgaria — 0.1%
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)	70	$ 69,195
		$ 69,195
Chile — 0.5%
Chile Government International Bonds:
2.55%, 7/27/33	550	$ 475,750
3.50%, 1/25/50	200	146,400
4.95%, 1/5/36	200	201,590
		$ 823,740
Colombia — 0.8%
Colombia Government International Bonds:
3.125%, 4/15/31	600	$ 520,080
4.125%, 5/15/51	200	125,100
7.75%, 11/7/36	200	209,340
8.00%, 11/14/35	312	333,809
		$ 1,188,329
Congo — 0.5%
Congolese International Bonds, 9.875%, 11/7/32(14)	759	$ 708,239
		$ 708,239
Costa Rica — 0.3%
Costa Rica Government International Bonds:
6.55%, 4/3/34(14)	200	$ 217,149
7.158%, 3/12/45(14)	200	219,292
		$ 436,441
Dominican Republic — 0.6%
Dominican Republic Bonds, 4.50%, 1/30/30(14)	150	$ 146,513
Dominican Republic International Bonds:
4.875%, 9/23/32(14)	300	287,919
5.875%, 1/30/60(14)	191	170,133
6.85%, 1/27/45(14)	200	207,400
7.45%, 4/30/44(14)	100	110,150
		$ 922,115
Ecuador — 0.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)	126	$ 106,312
6.90%, 7/31/35(14)	124	113,265
		$ 219,577

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Egypt — 1.2%
Egypt Government International Bonds:
5.875%, 2/16/31(14)	200	$ 195,373
7.053%, 1/15/32(14)	276	280,060
7.903%, 2/21/48(14)	200	181,477
8.50%, 1/31/47(14)	200	193,887
8.625%, 2/4/30(14)	270	294,710
8.70%, 3/1/49(14)	200	196,203
8.875%, 5/29/50(14)	522	517,175
		$ 1,858,885
El Salvador — 0.2%
El Salvador Government International Bonds:
7.65%, 6/15/35(14)	50	$ 52,000
8.25%, 4/10/32(14)	110	118,769
9.65%, 11/21/54(1)	150	172,125
		$ 342,894
Ethiopia — 0.3%
Ethiopia Government International Bonds, 6.625%, 12/11/24(14)(15)	475	$ 503,927
		$ 503,927
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(14)	200	$ 197,366
		$ 197,366
Ghana — 0.2%
Ghana Government International Bonds:
5.00% to 7/3/28, 7/3/29(3)(14)	95	$ 93,061
5.00% to 7/3/28, 7/3/35(3)(14)	251	229,551
		$ 322,612
Guatemala — 0.3%
Guatemala Government International Bonds:
5.375%, 4/24/32(14)	200	$ 201,942
6.55%, 2/6/37(14)	200	213,270
		$ 415,212
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(14)	150	$ 172,707
		$ 172,707
Security	Principal Amount* (000's omitted)	Value
Hungary — 0.6%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	310	$ 267,763
5.50%, 3/26/36(14)	400	398,012
6.25%, 9/22/32(14)	200	212,590
		$ 878,365
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)	368	$ 330,930
		$ 330,930
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(14)	260	$ 281,196
		$ 281,196
Jamaica — 0.2%
Jamaica Government International Bonds, 8.00%, 3/15/39	200	$ 242,196
		$ 242,196
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(14)	200	$ 201,790
		$ 201,790
Kazakhstan — 0.1%
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)	200	$ 197,216
		$ 197,216
Kenya — 0.1%
Republic of Kenya Government International Bonds, 9.50%, 3/5/36(14)	200	$ 214,738
		$ 214,738
Lebanon — 0.6%
Lebanon Government International Bonds:
5.80%, 4/14/20(14)(15)	496	$ 145,334
6.00%, 1/27/23(14)(15)	148	43,469
6.10%, 10/4/22(14)(15)	423	123,960
6.15%, 6/19/20(14)(15)	37	10,818
6.20%, 2/26/25(14)(15)	81	23,886
6.25%, 5/27/22(14)(15)	45	13,127
6.25%, 11/4/24(14)(15)	54	15,850
6.25%, 6/12/25(14)(15)	49	14,431

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.375%, 3/9/20(14)(15)		47	$ 13,820
6.40%, 5/26/23(14)(15)		432	127,105
6.60%, 11/27/26(14)(15)		52	15,258
6.65%, 4/22/24(14)(15)		187	54,639
6.65%, 11/3/28(14)(15)		36	10,638
6.65%, 2/26/30(14)(15)		12	3,540
6.75%, 11/29/27(14)(15)		49	14,493
6.85%, 3/23/27(14)(15)		17	4,990
6.85%, 5/25/29(14)(15)		296	87,812
7.00%, 12/3/24(14)(15)		21	6,190
7.00%, 3/20/28(14)(15)		129	38,103
7.00%, 4/22/31(14)(15)		238	69,780
7.00%, 3/23/32(14)(15)		36	10,793
7.05%, 11/2/35(14)(15)		24	7,140
7.25%, 3/23/37(14)(15)		84	25,076
8.20%, 5/17/33(14)(15)		24	7,122
8.25%, 4/12/21(14)(15)		20	5,975
			$ 893,349
Mexico — 0.7%
Mexico Government International Bonds:
3.25%, 4/16/30		400	$ 375,890
4.875%, 5/19/33		200	191,690
5.00%, 4/27/51		200	160,330
6.00%, 5/7/36		400	402,600
			$ 1,130,510
Mongolia — 0.1%
Mongolia Government International Bonds, 6.625%, 2/25/30(14)		200	$ 208,348
			$ 208,348
Montenegro — 0.3%
Montenegro Government International Bonds, 4.875%, 4/1/32(14)	EUR	431	$ 525,862
			$ 525,862
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32(14)		200	$ 174,484
			$ 174,484
Security	Principal Amount* (000's omitted)		Value
Nigeria — 0.6%
Nigeria Government International Bonds:
8.375%, 3/24/29(14)		400	$ 426,029
10.375%, 12/9/34(14)		350	414,057
			$ 840,086
Oman — 0.7%
Oman Government International Bonds:
5.375%, 3/8/27(14)		200	$ 202,248
6.25%, 1/25/31(14)		200	212,737
7.375%, 10/28/32(14)		550	627,318
			$ 1,042,303
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(14)		200	$ 201,757
			$ 201,757
Panama — 0.6%
Panama Government International Bonds:
3.16%, 1/23/30		200	$ 187,960
4.50%, 4/1/56		400	295,300
6.40%, 2/14/35		400	419,360
			$ 902,620
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		259	$ 262,473
			$ 262,473
Peru — 0.3%
Peru Government International Bonds:
3.00%, 1/15/34		300	$ 260,760
3.30%, 3/11/41		170	130,832
			$ 391,592
Philippines — 0.4%
Philippines Government International Bonds:
5.00%, 7/17/33		300	$ 305,399
5.50%, 1/17/48		230	227,010
			$ 532,409
Romania — 1.6%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	31	$ 33,743

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
2.00%, 4/14/33(14)	EUR	22	$ 21,800
2.625%, 12/2/40(14)	EUR	54	44,481
2.75%, 4/14/41(14)	EUR	68	56,379
2.875%, 4/13/42(14)	EUR	36	29,562
3.375%, 1/28/50(14)	EUR	15	12,065
3.875%, 10/29/35(14)	EUR	200	213,978
4.625%, 4/3/49(14)	EUR	134	132,559
5.125%, 6/15/48(14)		14	11,747
5.625%, 2/22/36(14)	EUR	43	52,145
5.625%, 5/30/37(14)	EUR	58	66,814
5.75%, 3/24/35(14)		682	678,019
5.875%, 7/11/32(14)	EUR	59	74,878
6.00%, 5/25/34(14)		14	14,279
6.00%, 9/24/44(14)	EUR	126	151,008
6.125%, 10/7/37(14)	EUR	220	271,836
6.25%, 9/10/34(14)	EUR	28	35,827
6.75%, 7/11/39(14)	EUR	149	190,466
7.50%, 2/10/37(14)		334	372,028
7.625%, 1/17/53(14)		28	31,234
			$ 2,494,848
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(14)		205	$ 180,835
			$ 180,835
Sri Lanka — 0.3%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		56	$ 55,322
3.35% to 9/15/27, 3/15/33(1)(3)		73	67,077
3.60% to 12/15/27, 6/15/35(1)(3)		37	30,382
3.60% to 11/15/27, 5/15/36(1)(3)		61	60,320
3.60% to 8/15/27, 2/15/38(1)(3)(14)		164	162,592
4.00%, 4/15/28(1)		55	53,561
			$ 429,254
Suriname — 0.6%
Suriname Government International Bonds:
7.70%, 11/6/30(1)		200	$ 207,250
8.50%, 11/6/35(1)		592	638,596
			$ 845,846
Security	Principal Amount* (000's omitted)	Value
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)	200	$ 203,664
		$ 203,664
Ukraine — 0.6%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/30(3)(14)	11	$ 6,824
0.00% to 2/1/27, 2/1/34(3)(14)	100	49,192
0.00% to 2/1/27, 2/1/35(3)(14)	50	28,486
0.00% to 2/1/27, 2/1/36(3)(14)	85	48,267
4.00%, 2/1/32(3)(14)	311	248,563
4.50% to 2/1/27, 2/1/29(3)(14)	139	108,543
4.50% to 2/1/27, 2/1/34(3)(14)	235	148,550
4.50% to 2/1/27, 2/1/35(3)(14)	301	187,849
4.50% to 2/1/27, 2/1/36(3)(14)	168	102,313
		$ 928,587
United Arab Emirates — 0.5%
Abu Dhabi Government International Bonds:
3.875%, 4/16/50(14)	200	$ 158,544
5.00%, 4/30/34(14)	200	209,016
Finance Department Government of Sharjah, 3.625%, 3/10/33(14)	200	177,273
Sharjah Sukuk Program Ltd., 3.886%, 4/4/30(14)	200	192,694
		$ 737,527
Uruguay — 0.5%
Uruguay Government International Bonds:
5.10%, 6/18/50	130	$ 121,537
5.442%, 2/14/37	600	620,160
		$ 741,697
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	200	$ 201,787
		$ 201,787
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(15)	144	$ 47,369
7.00%, 12/1/18(14)(15)	94	32,439
7.00%, 3/31/38(14)(15)	75	28,883
7.65%, 4/21/25(14)(15)	199	73,152
7.75%, 10/13/19(14)(15)	96	33,610
8.25%, 10/13/24(14)(15)	180	66,692

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.00%, 5/7/23(14)(15)	135	$ 52,027
9.25%, 9/15/27(15)	272	117,667
9.25%, 5/7/28(14)(15)	109	44,428
9.375%, 1/13/34(15)	27	11,748
11.75%, 10/21/26(14)(15)	78	34,807
11.95%, 8/5/31(14)(15)	104	46,030
12.75%, 8/23/22(14)(15)	173	77,659
13.625%, 8/15/18(14)(15)	36	15,394
		$ 681,905
Zambia — 0.0%†
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(3)(14)	35	$ 34,577
		$ 34,577
Total Sovereign Government Bonds (identified cost $26,854,859)		$ 29,316,958

Sovereign Loans — 0.6%
Borrower/Description	Principal Amount* (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, Term Loan, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	248	$ 301,706
			$ 301,706
Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		678	$ 676,668
			$ 676,668
Total Sovereign Loans (identified cost $948,220)			$ 978,374

U.S. Government Agency Mortgage-Backed Securities — 13.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.341%, (COF + 1.254%), 1/1/35(23)	$35	$ 33,946
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.15%, 7/20/27	$4	$ 3,924
Federal National Mortgage Association:
5.00%, with various maturities to 2040	418	427,799
5.50%, with various maturities to 2033	212	218,951
6.078%, (6 mo. RFUCCT + 1.563%), 9/1/37(23)	75	77,093
6.353%, (COF + 2.004%), 7/1/32(23)	42	43,026
Government National Mortgage Association:
4.50%, 10/15/47	84	83,162
5.00%, 6/20/52	1,610	1,621,778
5.50%, with various maturities to 2062	1,358	1,393,000
6.00%, with various maturities to 2054	621	647,522
6.50%, 1/20/54	354	371,000
7.00%, 2/20/54	940	985,400
7.50%, 2/20/54	1,065	1,121,906
8.00%, 3/15/34	58	59,555
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(24)	6,100	6,099,762
5.50%, 30-Year, TBA(24)	7,250	7,354,502
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $20,505,947)		$ 20,542,326

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(10)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 5.8%
Affiliated Fund — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(25)	7,767,580	$ 7,767,580
Total Affiliated Fund (identified cost $7,767,580)		$ 7,767,580

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/12/26(26)	$164	$ 163,837
0.00%, 3/5/26	167	166,482
0.00%, 3/10/26(26)	630	627,719
0.00%, 3/19/26	169	168,235
Total U.S. Treasury Obligations (identified cost $1,126,157)		$ 1,126,273
Total Short-Term Investments (identified cost $8,893,737)		$ 8,893,853
Total Investments — 119.0% (identified cost $187,900,212)		$182,266,094
Less Unfunded Loan Commitments — (0.1)%		$ (138,661)
Net Investments — 118.9% (identified cost $187,761,551)		$182,127,433
Other Assets, Less Liabilities — (18.9)%		$(28,916,689)
Net Assets — 100.0%		$153,210,744
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $49,869,018 or 32.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	When-issued, inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate will be determined after January 31, 2026.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $20,989,451 or 13.7% of the Fund's net assets.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $138,792.
(20)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(21)	Fixed-rate loan.
(22)	When-issued security.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(24)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	105,884	USD	124,255	3/18/26	$ 1,508
EUR	200,000	USD	236,212	3/18/26	1,338
EUR	81,963	USD	96,803	3/18/26	548
EUR	65,735	USD	77,638	3/18/26	440
EUR	65,775	USD	77,684	3/18/26	440
USD	4,773	EUR	4,042	3/18/26	(27)
USD	79,897	EUR	67,649	3/18/26	(453)
USD	80,482	EUR	68,144	3/18/26	(456)
USD	118,106	EUR	100,000	3/18/26	(669)
USD	118,233	EUR	100,107	3/18/26	(670)
USD	158,894	EUR	134,535	3/18/26	(900)
USD	212,294	EUR	179,748	3/18/26	(1,203)
USD	389,751	EUR	330,000	3/18/26	(2,208)
USD	405,236	EUR	343,111	3/18/26	(2,295)
USD	448,804	EUR	380,000	3/18/26	(2,542)
USD	501,708	EUR	424,794	3/18/26	(2,842)
USD	934,925	EUR	791,597	3/18/26	(5,296)
					$(15,287)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	464,777	EUR	395,203	Standard Chartered Bank	2/3/26	$ —	$(3,677)
EUR	161,084	USD	187,639	HSBC Bank USA, N.A.	2/6/26	3,328	—
USD	131,375	EUR	110,646	Goldman Sachs International	2/6/26	202	—
USD	85,212	EUR	73,250	HSBC Bank USA, N.A.	2/27/26	—	(1,713)
USD	97,685	EUR	83,929	Standard Chartered Bank	2/27/26	—	(1,912)
USD	470,768	EUR	395,203	Standard Chartered Bank	3/3/26	1,694	—

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	275,780	EUR	233,153	Deutsche Bank AG	3/31/26	$ —	$(1,316)
						$5,224	$(8,618)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	87	Long	3/31/26	$ 9,476,883	$(72,793)
U.S. Ultra 10-Year Treasury Note	8	Long	3/20/26	913,250	(8,719)
Euro-Bobl	(6)	Short	3/6/26	(829,342)	(71)
Euro-Bund	(7)	Short	3/6/26	(1,063,484)	2,904
Euro-Buxl	(1)	Short	3/6/26	(130,246)	2,252
U.S. 5-Year Treasury Note	(49)	Short	3/31/26	(5,337,555)	30,235
U.S. 10-Year Treasury Note	(51)	Short	3/20/26	(5,703,234)	60,426
U.S. Long Treasury Bond	(14)	Short	3/20/26	(1,611,750)	25,682
U.S. Ultra-Long Treasury Bond	(13)	Short	3/20/26	(1,526,688)	28,150
					$68,066
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 5,000	1.00% (pays quarterly)(4)	2.03%	12/20/30	$(217,487)	$183,114	$(34,373)
Croatia	5,000	1.00% (pays quarterly)(4)	0.54	12/20/30	109,974	(88,810)	21,164
Egypt	180	1.00% (pays quarterly)(4)	2.37	12/20/28	(6,375)	31,560	25,185
Hungary	2,200	1.00% (pays quarterly)(4)	0.98	12/20/30	4,757	11,518	16,275
Indonesia	3,000	1.00% (pays quarterly)(4)	0.77	12/20/30	34,554	(30,193)	4,361
Mexico	2,500	1.00% (pays quarterly)(4)	0.89	12/20/30	14,819	(6,588)	8,231
Peru	2,000	1.00% (pays quarterly)(4)	0.61	12/20/30	37,394	(24,783)	12,611
Total	$19,880				$(22,364)	$75,818	$53,454

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(4)	6/20/30	$260	$(1,531)	$(1,271)
Total				$260	$(1,531)	$(1,271)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 500	1.00% (pays quarterly)(4)	5.11%	12/20/30	$ (80,664)	$ 85,116	$ 4,452
Brazil	Bank of America, N.A.	2,518	1.00% (pays quarterly)(4)	1.29	12/20/30	(29,608)	37,472	7,864
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(4)	1.54	12/20/31	(27,864)	89,517	61,653
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(4)	1.38	6/20/27	(5,442)	49,101	43,659
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(4)	1.38	6/20/27	(6,064)	54,642	48,578
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(4)	1.09	12/20/31	(2,435)	18,088	15,653
Petroleos Mexicanos	Barclays Bank PLC	182	1.00% (pays quarterly)(4)	1.72	12/20/26	(938)	2,033	1,095
Petroleos Mexicanos	Barclays Bank PLC	95	1.00% (pays quarterly)(4)	1.95	6/20/27	(1,106)	2,186	1,080
Petroleos Mexicanos	Barclays Bank PLC	181	1.00% (pays quarterly)(4)	1.95	6/20/27	(2,107)	3,571	1,464
Petroleos Mexicanos	Goldman Sachs International	46	1.00% (pays quarterly)(4)	1.56	6/20/26	(46)	216	170
Petroleos Mexicanos	Goldman Sachs International	88	1.00% (pays quarterly)(4)	1.56	6/20/26	(83)	1,285	1,202
Petroleos Mexicanos	Goldman Sachs International	35	1.00% (pays quarterly)(4)	1.95	6/20/27	(407)	666	259
Petroleos Mexicanos	Goldman Sachs International	180	1.00% (pays quarterly)(4)	1.95	6/20/27	(2,095)	3,450	1,355
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	68	1.00% (pays quarterly)(4)	1.91	6/20/27	(753)	1,452	699
U.S. Single Family Rental	Goldman Sachs International	863	7.85% (pays monthly)(4)	7.64	3/18/28	9,024	711	9,735
Total		$9,388				$(150,588)	$349,506	$198,918

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$ 16	5.00% (pays quarterly)(4)	12/20/26	$ (625)	$ 214	$ (411)
Ivory Coast	Barclays Bank PLC	2,894	1.00% (pays quarterly)(4)	6/20/27	11,507	(69,188)	(57,681)
Total					$10,882	$(68,974)	$(58,092)
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $29,268,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $9,631,728, which represents 6.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$ 763,709	$ —	$ —	$ —	$109,051	$ 874,220	$ 5,281	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	209,438	—	—	—	8,078	217,917	2,525	$250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	787,706	—	—	—	(19,137)	772,011	3,441	$1,227,333
Short-Term Investments
Liquidity Fund, Institutional Class(1)	16,558,200	17,219,447	(26,010,067)	—	—	7,767,580	92,643	7,767,580
Total				$ —	$97,992	$9,631,728	$103,890
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 12,445,193	$ —	$ 12,445,193
Collateralized Mortgage Obligations	—	38,864,193	—	38,864,193
Commercial Mortgage-Backed Securities	—	10,417,920	—	10,417,920
Common Stocks	11,361	1,024,592	103,042	1,138,995
Corporate Bonds	—	24,585,480	—	24,585,480
Preferred Stocks	—	33,714	29,712	63,426
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	34,766,413	114,302	34,880,715
Sovereign Government Bonds	—	29,316,958	—	29,316,958
Sovereign Loans	—	978,374	—	978,374
U.S. Government Agency Mortgage-Backed Securities	—	20,542,326	—	20,542,326
Warrants	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$7,767,580	$ —	$ —	$ 7,767,580
U.S. Treasury Obligations	—	1,126,273	—	1,126,273
Total Investments	$7,778,941	$174,101,436	$247,056	$182,127,433
Forward Foreign Currency Exchange Contracts	$ —	$ 9,498	$ —	$ 9,498
Futures Contracts	149,649	—	—	149,649
Swap Contracts	—	222,289	—	222,289
Total	$7,928,590	$174,333,223	$247,056	$182,508,869
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (28,179)	$ —	$ (28,179)
Futures Contracts	(81,583)	—	—	(81,583)
Swap Contracts	—	(384,099)	—	(384,099)
Total	$ (81,583)	$ (412,278)	$ —	$ (493,861)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.